Segment reporting (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 4,079	$ 2,912
Non-interest income	23,431	20,886
Total revenues	27,510	23,798
Credit loss expense / (release)	197	275
Operating expenses	21,211	21,322
Operating profit / (loss) before tax	6,101	2,201
Tax expense / (benefit)	1,363	(32)
Net profit / (loss)	4,738	2,233
Additional information
Total assets	1,707,065		$ 1,617,173
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	3,508	3,176
Non-interest income	10,500	9,287
Total revenues	14,008	12,463
Credit loss expense / (release)	13	6
Operating expenses	10,606	10,190
Operating profit / (loss) before tax	3,389	2,268
Additional information
Total assets	590,886		577,946
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	2,352	2,201
Non-interest income	2,270	1,890
Total revenues	4,622	4,091
Credit loss expense / (release)	151	172
Operating expenses	2,919	3,030
Operating profit / (loss) before tax	1,552	890
Additional information
Total assets	474,285		481,784
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(28)	(35)
Non-interest income	1,556	1,547
Total revenues	1,527	1,512
Credit loss expense / (release)	0	0
Operating expenses	1,100	1,225
Operating profit / (loss) before tax	426	286
Additional information
Total assets	28,638		26,889
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	(1,040)	(1,559)
Non-interest income	8,733	7,428
Total revenues	7,694	5,869
Credit loss expense / (release)	108	90
Operating expenses	5,379	4,840
Operating profit / (loss) before tax	2,207	938
Additional information
Total assets	575,646		488,001
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income	(70)	(134)
Non-interest income	79	113
Total revenues	9	(21)
Credit loss expense / (release)	(75)	9
Operating expenses	708	1,488
Operating profit / (loss) before tax	(625)	(1,519)
Additional information
Total assets	19,857		25,413
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income	(643)	(737)
Non-interest income	293	621
Total revenues	(350)	(116)
Credit loss expense / (release)	1	(1)
Operating expenses	499	548
Operating profit / (loss) before tax	(849)	$ (663)
Additional information
Total assets	$ 17,753		$ 17,140